EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.51%
88,666	Alcoa Corp	$ 2,576,634
24,572	Ashland Inc	2,007,041
43,689	Avient Corp	1,543,095
110,563	Axalta Coating Systems Ltd(a)	2,974,145
27,746	Cabot Corp	1,921,965
71,274	Chemours Co	1,999,236
247,380	Cleveland-Cliffs Inc(a)	3,866,549
56,329	Commercial Metals Co	2,783,216
67,736	MP Materials Corp(a)	1,293,758
3,400	NewMarket Corp	1,547,136
62,774	Olin Corp	3,137,444
28,455	Reliance Steel & Aluminum Co	7,461,755
31,426	Royal Gold Inc	3,341,527
62,581	RPM International Inc	5,933,305
107,092	United States Steel Corp	3,478,348
66,144	Valvoline Inc	2,132,483
15,329	Westlake Corp	1,911,066
		49,908,703
Communications — 2.22%
2,165	Cable One Inc	1,332,861
29,557	Calix Inc(a)	1,354,893
74,216	Ciena Corp(a)	3,507,448
112,430	Frontier Communications Parent Inc(a)	1,759,529
72,213	GoDaddy Inc Class A(a)	5,378,424
59,788	Iridium Communications Inc	2,719,756
81,563	New York Times Co Class A	3,360,396
15,777	Nexstar Media Group Inc	2,261,948
99,936	TEGNA Inc	1,456,068
23,253	Ziff Davis Inc(a)	1,480,984
		24,612,307
Consumer, Cyclical — 15.35%
43,437	Adient PLC(a)	1,594,138
126,866	Aramark	4,402,250
36,949	Autoliv Inc	3,564,840
13,324	AutoNation Inc(a)	2,017,254
65,039	BJ's Wholesale Club Holdings Inc(a)	4,641,833
35,213	Boyd Gaming Corp	2,142,007
33,193	Brunswick Corp	2,622,247
56,271	Capri Holdings Ltd(a)	2,960,417
19,234	Carter's Inc	1,330,031
18,109	Casey's General Stores Inc	4,916,956
12,491	Choice Hotels International Inc(b)	1,530,272
33,022	Churchill Downs Inc	3,831,873
18,095	Columbia Sportswear Co	1,340,840
29,294	Crocs Inc(a)	2,584,610
12,714	Deckers Outdoor Corp(a)	6,536,140
30,755	Dick's Sporting Goods Inc	3,339,378
29,940	Dolby Laboratories Inc Class A	2,373,045
17,297	FirstCash Holdings Inc	1,736,273
Shares		Fair Value
Consumer, Cyclical — (continued)
27,029	Five Below Inc(a)	$ 4,348,966
19,999	Fox Factory Holding Corp(a)	1,981,501
132,706	GameStop Corp Class A(a)(b)	2,184,341
107,226	Gap Inc	1,139,812
111,857	Gentex Corp	3,639,827
143,045	Goodyear Tire & Rubber Co(a)	1,778,049
60,498	Harley-Davidson Inc	2,000,064
33,228	Hilton Grand Vacations Inc(a)	1,352,380
36,438	KB Home	1,686,351
56,444	Kohl's Corp	1,183,066
28,496	Lear Corp	3,824,163
67,201	Leggett & Platt Inc	1,707,577
45,325	Light & Wonder Inc(a)	3,233,032
13,273	Lithia Motors Inc	3,919,915
137,975	Macy's Inc	1,601,890
16,819	Marriott Vacations Worldwide Corp	1,692,496
169,478	Mattel Inc(a)	3,733,600
22,467	MSC Industrial Direct Co Inc Class A	2,205,136
9,501	Murphy USA Inc	3,246,777
48,051	Nordstrom Inc(b)	717,882
30,691	Ollie's Bargain Outlet Holdings Inc(a)	2,368,731
76,170	Penn Entertainment Inc(a)	1,748,101
9,678	Penske Automotive Group Inc	1,616,807
40,760	Planet Fitness Inc Class A(a)	2,004,577
26,629	Polaris Inc	2,773,144
30,095	PVH Corp	2,302,568
7,337	RH(a)	1,939,609
20,853	Scotts Miracle-Gro Co	1,077,683
63,919	Skechers USA Inc Class A(a)	3,128,835
52,304	Taylor Morrison Home Corp(a)	2,228,673
82,477	Tempur Sealy International Inc	3,574,553
31,975	Texas Roadhouse Inc	3,072,798
25,739	Thor Industries Inc	2,448,551
25,472	TKO Group Holdings Inc	2,141,176
52,822	Toll Brothers Inc	3,906,715
71,275	Topgolf Callaway Brands Corp(a)	986,446
34,022	Travel + Leisure Co	1,249,628
99,369	Under Armour Inc Class A(a)	680,678
98,065	Under Armour Inc Class C(a)	625,655
19,054	Vail Resorts Inc	4,227,892
13,271	Visteon Corp(a)	1,832,327
16,394	Watsco Inc	6,192,342
83,396	Wendy's Co	1,702,112
21,286	WESCO International Inc	3,061,353
31,195	Williams-Sonoma Inc(b)	4,847,703
14,892	Wingstop Inc	2,678,177
40,416	Wyndham Hotels & Resorts Inc	2,810,529
42,664	YETI Holdings Inc(a)	2,057,258
		169,925,850

See Notes to Schedule of Investments.

September 30, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2023 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — 14.94%
45,940	Acadia Healthcare Co Inc(a)	$ 3,230,041
16,744	Amedisys Inc(a)	1,563,890
53,854	Arrowhead Pharmaceuticals Inc(a)	1,447,057
24,320	ASGN Inc(a)	1,986,458
9,797	Avis Budget Group Inc(a)	1,760,423
29,830	Azenta Inc(a)	1,497,168
63,902	BellRing Brands Inc(a)	2,634,679
4,822	Boston Beer Co Inc Class A(a)	1,878,314
22,799	Brink's Co	1,656,119
47,381	Bruker Corp	2,951,836
23,956	Celsius Holdings Inc(a)	4,110,850
7,512	Chemed Corp	3,903,986
2,365	Coca-Cola Consolidated Inc	1,504,897
168,781	Coty Inc Class A(a)	1,851,528
77,664	Darling Ingredients Inc(a)	4,054,061
49,952	Encompass Health Corp	3,354,776
24,616	Enovis Corp(a)	1,298,002
78,467	Envista Holdings Corp(a)	2,187,660
23,405	Euronet Worldwide Inc(a)	1,857,889
155,164	Exelixis Inc(a)	3,390,333
91,562	Flowers Foods Inc	2,030,845
16,914	FTI Consulting Inc(a)	3,017,627
56,213	Globus Medical Inc Class A(a)	2,790,976
1,916	Graham Holdings Co Class B	1,117,028
15,085	Grand Canyon Education Inc(a)	1,763,135
45,746	Grocery Outlet Holding Corp(a)	1,319,772
73,745	H&R Block Inc	3,175,460
25,586	Haemonetics Corp(a)	2,291,994
63,063	Halozyme Therapeutics Inc(a)	2,409,007
41,413	HealthEquity Inc(a)	3,025,220
12,248	Helen of Troy Ltd(a)	1,427,627
66,372	Hertz Global Holdings Inc(a)	813,057
10,161	ICU Medical Inc(a)	1,209,261
23,520	Inari Medical Inc(a)	1,538,208
32,920	Ingredion Inc	3,239,328
18,200	Insperity Inc	1,776,320
35,758	Integra LifeSciences Holdings Corp(a)	1,365,598
30,893	Jazz Pharmaceuticals PLC(a)	3,998,790
10,012	Lancaster Colony Corp	1,652,280
32,469	Lantheus Holdings Inc(a)	2,255,946
27,508	LivaNova PLC(a)	1,454,623
25,033	ManpowerGroup Inc	1,835,420
21,639	Masimo Corp(a)	1,897,308
11,154	Medpace Holdings Inc(a)	2,700,718
12,790	Morningstar Inc	2,995,929
97,586	Neogen Corp(a)	1,809,244
47,628	Neurocrine Biosciences Inc(a)	5,358,150
86,643	Option Care Health Inc(a)	2,802,901
39,367	Patterson Cos Inc	1,166,838
20,633	Paylocity Holding Corp(a)	3,749,016
18,752	Penumbra Inc(a)	4,536,296
75,777	Performance Food Group Co(a)	4,460,234
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
64,345	Perrigo Co PLC	$ 2,055,823
22,251	Pilgrim's Pride Corp(a)	507,990
25,197	Post Holdings Inc(a)	2,160,391
39,218	Progyny Inc(a)	1,334,196
24,510	QuidelOrtho Corp(a)	1,790,210
92,091	R1 RCM Inc(a)	1,387,811
24,897	Repligen Corp(a)	3,958,872
73,319	Service Corp International	4,189,448
17,690	Shockwave Medical Inc(a)	3,522,079
49,700	Sotera Health Co(a)	744,506
48,070	Sprouts Farmers Market Inc(a)	2,057,396
48,881	Tenet Healthcare Corp(a)	3,220,769
22,853	United Therapeutics Corp(a)	5,161,807
109,905	US Foods Holding Corp(a)	4,363,228
20,672	WEX Inc(a)	3,888,196
		165,446,845
Energy — 5.94%
164,731	Antero Midstream Corp	1,973,477
137,401	Antero Resources Corp(a)	3,487,238
94,486	ChampionX Corp	3,365,591
54,807	Chesapeake Energy Corp	4,726,008
20,677	Chord Energy Corp	3,351,121
41,547	Civitas Resources Inc	3,359,906
81,537	CNX Resources Corp(a)	1,841,105
46,456	DT Midstream Inc	2,458,452
219,042	Equitrans Midstream Corp	2,052,424
70,527	HF Sinclair Corp	4,015,102
53,721	Matador Resources Co	3,195,325
71,513	Murphy Oil Corp	3,243,115
188,795	NOV Inc	3,945,816
123,416	Ovintiv Inc	5,870,899
53,014	PBF Energy Inc Class A	2,837,839
133,868	Permian Resources Corp	1,868,797
115,814	Range Resources Corp	3,753,532
548,509	Southwestern Energy Co(a)	3,537,883
108,815	Sunrun Inc(a)	1,366,716
30,671	Valaris Ltd(a)	2,299,711
35,040	Weatherford International PLC(a)	3,165,163
		65,715,220
Financial — 21.02%
16,528	Affiliated Managers Group Inc	2,154,260
46,328	Agree Realty Corp REIT	2,559,159
134,099	Ally Financial Inc	3,577,761
32,166	American Financial Group Inc	3,591,977
240,361	Annaly Capital Management Inc REIT	4,521,191
71,412	Apartment Income Corp REIT	2,192,348
76,885	Associated Banc-Corp	1,315,502
49,261	Bank OZK	1,826,105
30,912	Brighthouse Financial Inc(a)	1,512,833

See Notes to Schedule of Investments.

September 30, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
143,016	Brixmor Property Group Inc REIT	$ 2,971,872
91,799	Cadence Bank	1,947,975
52,116	CNO Financial Group Inc	1,236,713
98,414	Columbia Banking System Inc	1,997,804
54,687	Commerce Bancshares Inc	2,623,882
57,528	COPT Defense Properties REIT	1,370,892
74,784	Cousins Properties Inc REIT	1,523,350
109,080	CubeSmart REIT	4,159,221
30,693	Cullen/Frost Bankers Inc	2,799,509
67,868	East West Bancorp Inc	3,577,322
22,190	EastGroup Properties Inc REIT	3,695,301
37,205	EPR Properties REIT	1,545,496
91,892	Equity LifeStyle Properties Inc REIT	5,854,439
12,252	Erie Indemnity Co Class A	3,599,515
51,595	Essent Group Ltd	2,439,928
16,808	Evercore Inc Class A	2,317,487
43,769	Federated Hermes Inc	1,482,456
126,611	Fidelity National Financial Inc	5,229,035
51,400	First American Financial Corp	2,903,586
65,307	First Financial Bankshares Inc	1,640,512
276,701	First Horizon Corp	3,049,245
62,970	First Industrial Realty Trust Inc REIT	2,996,742
169,325	FNB Corp	1,827,017
126,685	Gaming & Leisure Properties Inc REIT	5,770,502
54,804	Glacier Bancorp Inc	1,561,914
42,391	Hancock Whitney Corp	1,568,043
18,053	Hanover Insurance Group Inc	2,003,522
190,012	Healthcare Realty Trust Inc REIT	2,901,483
88,829	Home BancShares Inc	1,860,079
113,391	Independence Realty Trust Inc REIT	1,595,411
52,624	Interactive Brokers Group Inc Class A	4,555,133
26,863	International Bancshares Corp	1,164,242
66,602	Janus Henderson Group PLC	1,719,664
85,095	Jefferies Financial Group Inc	3,117,030
22,959	Jones Lang LaSalle Inc(a)	3,241,352
29,859	Kemper Corp	1,254,974
50,016	Kilroy Realty Corp REIT	1,581,006
10,886	Kinsale Capital Group Inc	4,508,219
105,114	Kite Realty Group Trust REIT	2,251,542
42,083	Lamar Advertising Co REIT Class A	3,512,668
281,944	Medical Properties Trust Inc REIT(b)	1,536,595
137,020	MGIC Investment Corp	2,286,864
41,244	National Storage Affiliates Trust REIT	1,309,085
Shares		Fair Value
Financial — (continued)
348,627	New York Community Bancorp Inc	$ 3,953,430
87,073	NNN Inc REIT	3,077,160
138,053	Old National Bancorp	2,007,291
127,145	Old Republic International Corp	3,425,286
119,980	Omega Healthcare Investors Inc REIT	3,978,537
110,380	Park Hotels & Resorts Inc REIT	1,359,882
110,665	Physicians Realty Trust REIT	1,349,006
36,705	Pinnacle Financial Partners Inc	2,460,703
40,482	PotlatchDeltic Corp REIT	1,837,478
17,345	Primerica Inc	3,365,103
45,397	Prosperity Bancshares Inc	2,477,768
66,966	Rayonier Inc REIT	1,905,852
32,311	Reinsurance Group of America Inc	4,691,234
25,186	RenaissanceRe Holdings Ltd	4,984,813
100,929	Rexford Industrial Realty Inc REIT	4,980,846
20,129	RLI Corp	2,735,330
118,328	Sabra Health Care Inc REIT	1,649,492
48,021	SEI Investments Co	2,892,305
30,111	Selective Insurance Group Inc	3,106,552
112,115	SLM Corp	1,527,006
36,526	SouthState Corp	2,460,391
67,896	Spirit Realty Capital Inc REIT	2,276,553
89,285	STAG Industrial Inc REIT	3,081,225
143,083	Starwood Property Trust Inc REIT(b)	2,768,656
50,699	Stifel Financial Corp	3,114,947
69,188	Synovus Financial Corp	1,923,426
24,385	Texas Capital Bancshares Inc(a)	1,436,277
22,299	UMB Financial Corp	1,383,653
68,046	United Bankshares Inc	1,877,389
89,699	Unum Group	4,412,294
207,388	Valley National Bancorp	1,775,241
76,140	Vornado Realty Trust REIT	1,726,855
50,775	Voya Financial Inc	3,373,999
83,887	Webster Financial Corp	3,381,485
178,490	Western Union Co	2,352,498
29,121	Wintrust Financial Corp	2,198,636
		232,648,362
Industrial — 24.16%
14,871	Acuity Brands Inc	2,532,680
33,510	Advanced Drainage Systems Inc	3,814,443
66,996	AECOM	5,563,348
29,847	AGCO Corp	3,530,303
31,542	AptarGroup Inc	3,944,012
27,061	Arrow Electronics Inc(a)	3,389,120
43,277	Avnet Inc	2,085,519
19,876	Belden Inc	1,919,028
57,164	Berry Global Group Inc	3,539,023

See Notes to Schedule of Investments.

September 30, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2023 (Unaudited)
Shares		Fair Value
Industrial — (continued)
61,031	Builders FirstSource Inc(a)	$ 7,597,749
45,535	BWX Technologies Inc	3,414,214
24,244	Carlisle Cos Inc	6,285,500
20,055	Chart Industries Inc(a)	3,391,702
24,276	Clean Harbors Inc(a)	4,062,831
83,059	Cognex Corp	3,525,024
61,590	Coherent Corp(a)	2,010,298
24,395	Crane Co	2,167,252
58,637	Crown Holdings Inc	5,188,202
18,384	Curtiss-Wright Corp	3,596,462
58,150	Donaldson Co Inc	3,468,066
17,128	Eagle Materials Inc	2,852,155
23,131	EMCOR Group Inc	4,866,531
20,717	EnerSys	1,961,278
27,300	Esab Corp	1,917,006
24,174	Exponent Inc	2,069,294
63,012	Flowserve Corp	2,505,987
68,256	Fluor Corp(a)	2,504,995
61,196	Fortune Brands Innovations Inc	3,803,943
17,923	GATX Corp	1,950,560
81,676	Graco Inc	5,952,547
148,797	Graphic Packaging Holding Co	3,315,197
13,027	Greif Inc Class A	870,334
56,879	GXO Logistics Inc(a)	3,335,953
41,992	Hexcel Corp	2,735,359
26,055	Hubbell Inc	8,165,898
39,687	ITT Inc	3,885,754
63,677	Jabil Inc	8,079,975
28,722	Kirby Corp(a)	2,378,182
25,921	Knife River Corp(a)	1,265,722
77,752	Knight-Swift Transportation Holdings Inc	3,899,263
17,915	Landstar System Inc	3,169,880
15,449	Lennox International Inc	5,784,723
28,127	Lincoln Electric Holdings Inc	5,113,207
12,392	Littelfuse Inc	3,064,789
30,829	Louisiana-Pacific Corp	1,703,919
29,756	MasTec Inc(a)	2,141,539
95,552	MDU Resources Group Inc	1,870,908
25,658	Middleby Corp(a)	3,284,224
18,371	MSA Safety Inc	2,896,188
63,165	National Instruments Corp	3,765,897
17,832	Novanta Inc(a)	2,557,822
80,319	nVent Electric PLC	4,256,104
31,786	Oshkosh Corp	3,033,338
43,897	Owens Corning	5,987,990
13,931	RBC Bearings Inc(a)	3,261,665
32,279	Regal Rexnord Corp	4,612,024
21,936	Ryder System Inc	2,346,055
12,942	Saia Inc(a)	5,159,328
76,162	Sensata Technologies Holding PLC	2,880,447
42,310	Silgan Holdings Inc	1,823,984
20,782	Simpson Manufacturing Co Inc	3,113,351
47,140	Sonoco Products Co	2,562,059
46,806	Stericycle Inc(a)	2,092,696
Shares		Fair Value
Industrial — (continued)
23,471	TD SYNNEX Corp	$ 2,343,814
31,675	Terex Corp	1,825,113
25,685	Tetra Tech Inc	3,904,891
32,740	Timken Co	2,406,063
15,331	TopBuild Corp(a)	3,857,280
50,564	Toro Co	4,201,868
52,071	Trex Co Inc(a)	3,209,136
30,859	UFP Industries Inc	3,159,962
21,663	Universal Display Corp	3,400,874
10,468	Valmont Industries Inc	2,514,518
11,340	Vicor Corp(a)	667,813
62,980	Vishay Intertechnology Inc	1,556,866
74,191	Vontier Corp	2,293,986
13,107	Watts Water Technologies Inc Class A	2,265,152
30,137	Werner Enterprises Inc	1,173,836
29,951	Woodward Inc	3,721,711
15,199	Worthington Industries Inc	939,602
55,656	XPO Inc(a)	4,155,277
		267,420,608
Technology — 7.84%
55,690	ACI Worldwide Inc(a)	1,256,366
33,388	Allegro MicroSystems Inc(a)	1,066,413
51,520	Amkor Technology Inc	1,164,352
13,582	Aspen Technology Inc(a)	2,774,259
20,189	Blackbaud Inc(a)	1,419,690
10,917	CACI International Inc Class A(a)	3,427,174
25,973	Cirrus Logic Inc(a)	1,920,963
22,139	CommVault Systems Inc(a)	1,496,818
21,115	Concentrix Corp	1,691,523
24,675	Crane NXT Co	1,371,190
59,947	Doximity Inc Class A(a)	1,272,075
124,839	Dropbox Inc Class A(a)	3,399,366
116,342	Dynatrace Inc(a)	5,436,661
23,617	Envestnet Inc(a)	1,039,857
79,472	ExlService Holdings Inc(a)	2,228,395
80,211	Genpact Ltd	2,903,638
14,213	IPG Photonics Corp(a)	1,443,188
65,495	KBR Inc	3,860,275
113,875	Kyndryl Holdings Inc(a)	1,719,513
66,527	Lattice Semiconductor Corp(a)	5,716,665
34,669	Lumentum Holdings Inc(a)	1,566,345
25,474	MACOM Technology Solutions Holdings Inc(a)	2,078,169
29,714	Manhattan Associates Inc(a)	5,873,269
29,056	Maximus Inc	2,169,902
30,755	MKS Instruments Inc	2,661,538
64,043	NCR Corp(a)	1,727,240
27,276	Power Integrations Inc	2,081,432
18,114	Qualys Inc(a)	2,763,291
26,837	Science Applications International Corp	2,832,377
15,053	Silicon Laboratories Inc(a)	1,744,492
22,027	Super Micro Computer Inc(a)	6,040,244
19,481	Synaptics Inc(a)	1,742,381

See Notes to Schedule of Investments.

September 30, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2023 (Unaudited)
Shares		Fair Value
Technology — (continued)
48,094	Teradata Corp(a)	$ 2,165,192
62,058	Wolfspeed Inc(a)	2,364,410
145,596	ZoomInfo Technologies Inc(a)	2,387,774
		86,806,437
Utilities — 3.35%
28,266	ALLETE Inc	1,492,445
33,697	Black Hills Corp	1,704,731
116,670	Essential Utilities Inc	4,005,281
24,213	IDACORP Inc	2,267,548
43,811	National Fuel Gas Co	2,274,229
49,270	New Jersey Resources Corp	2,001,840
29,523	NorthWestern Corp	1,418,875
95,640	OGE Energy Corp	3,187,681
26,059	ONE Gas Inc	1,779,309
26,646	Ormat Technologies Inc	1,863,088
43,333	PNM Resources Inc	1,933,085
49,098	Portland General Electric Co	1,987,487
29,774	Southwest Gas Holdings Inc	1,798,647
25,934	Spire Inc	1,467,346
100,341	UGI Corp	2,307,843
169,139	Vistra Corp	5,612,032
		37,101,467
TOTAL COMMON STOCK — 99.33% (Cost $1,062,337,215)		$1,099,585,799
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 1.09%
$12,152,300	U.S. Treasury Bills(c) 5.38%, 11/24/2023	12,053,250
Repurchase Agreements — 0.95%
2,643,706	Undivided interest of 15.14% in a repurchase agreement (principal amount/value $17,520,516 with a maturity value of $17,528,254) with Credit Agricole Securities (USA) Inc, 5.30%, dated 9/30/23 to be repurchased at $2,643,706 on 10/2/23 collateralized by Government National Mortgage Association securities, 5.00%, 3/20/53, with a value of $17,870,926.(d)	2,643,706
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 2,643,705	Undivided interest of 2.33% in a repurchase agreement (principal amount/value $113,517,620 with a maturity value of $113,567,757) with RBC Capital Markets Corp, 5.30%, dated 9/30/23 to be repurchased at $2,643,705 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/5/23 - 9/1/53, with a value of $115,787,972.(d)	$ 2,643,705
2,643,706	Undivided interest of 2.38% in a repurchase agreement (principal amount/value $111,153,217 with a maturity value of $111,202,310) with Bank of America Securities Inc, 5.30%, dated 9/30/23 to be repurchased at $2,643,706 on 10/2/23 collateralized by various U.S. Government Agency securities, 2.50% - 5.50%, 4/20/43 - 9/1/53, with a value of $113,376,281.(d)	2,643,706
2,643,706	Undivided interest of 2.43% in a repurchase agreement (principal amount/value $109,270,736 with a maturity value of $109,318,997) with Citigroup Global Markets Inc, 5.30%, dated 9/30/23 to be repurchased at $2,643,706 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.09%, 8/5/25 - 5/20/72, with a value of $111,456,151.(d)	2,643,706
		10,574,823
TOTAL SHORT TERM INVESTMENTS — 2.04% (Cost $22,628,073)		$22,628,073
TOTAL INVESTMENTS — 101.37% (Cost $1,084,965,288)		$1,122,213,872
OTHER ASSETS & LIABILITIES, NET — (1.37)%		$(15,218,244)
TOTAL NET ASSETS — 100.00%		$1,106,995,628

See Notes to Schedule of Investments.

September 30, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2023 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2023.
(c)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(d)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 30, 2023 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
S&P Mid 400® Emini Futures	63	USD	15,879	Dec 2023	$(484,430)
				Net Depreciation	$(484,430)
See Notes to Schedule of Investments.

September 30, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2023

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2023, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 83 long futures contracts and an average of 0 short futures contracts for the reporting period.

September 30, 2023